Document and Entity Information	12 Months Ended
Dec. 21, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 28, 2013
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Dec. 21, 2012